PLAN OF ARRANGEMENT (Details Narrative) - CAD ($)	Feb. 12, 2016	Dec. 31, 2018
Plan Of Arrangement
Common stock exchange to share holders	2,067,724	7,092,709
Cash payment	$ 20,677
Issuance of promissory note	$ 20,677